Note 12 - Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Accounts Receivable (in Dollars)	$ (3,591)	$ 4,710
Cash and Cash Equivalents, Period Increase (Decrease) (in Dollars)	564	1,759
Waste Management Services [Member]
Increase (Decrease) in Accounts Receivable (in Dollars)	(6,500)
Cash and Cash Equivalents, Period Increase (Decrease) (in Dollars)	$ 2,700
Waste Management Services Segments Net Operating Revenues [Member]
Concentration Risk, Percentage	14.00%	22.00%
Consolidated Net Operating Revenues [Member]
Concentration Risk, Percentage	10.00%	18.00%